Document and Entity Information	Dec. 03, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001627475
Document Type	8-K
Document Period End Date	Dec. 03, 2019
Entity Registrant Name	UPWORK INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38678
Entity Tax Identification Number	46-4337682
Entity Address, Address Line One	2625 Augustine Drive
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(650)
Local Phone Number	316-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	UPWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false